Estimated Future Intangible Asset Amortization Expense (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 76,580
2017	42,591
Total estimated amortization expense	$ 119,171	$ 216,580